NET INCOME (LOSSES) PER SHARE ("EPS") - Computation of Diluted Net Income Per Share from Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (169,162,709)	$ 36,894,984	$ (8,418,800)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	283,289,035	208,197,617	243,048,785
Class A ordinary shares
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (163,191,347)	$ 25,340,762	$ (5,890,909)
Reallocation of net income as a result of conversion of Class B to Class A shares	(5,971,362)	11,554,222	(2,527,891)
Net income (loss) from discontinued operations for diluted EPS	$ (169,162,709)	$ 36,894,984	$ (8,418,800)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	273,290,000	135,220,000	170,070,000.00
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	10,000,000	72,980,000	72,980,000
Adjustments for dilutive share options (millions of shares)		24,840,000	10,830,000
Number of shares used for diluted EPS computation	283,290,000	233,040,000.00	253,880,000
Diluted EPS	$ (0.6)	$ 0.16	$ (0.03)
Class B Ordinary shares
Numerator:
Net (loss) income attributable to ordinary shareholders	$ (5,971,362)	$ 11,554,222	$ (2,527,891)
Net income (loss) from discontinued operations for diluted EPS	$ (5,971,362)	$ 11,554,222	$ (2,527,891)
Denominator: (millions of shares)
Number of shares used for Basic EPS computation	10,000,000	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	10,000,000	72,980,000	72,980,000
Diluted EPS	$ (0.6)	$ 0.16	$ (0.03)